Financial instruments and risk management	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Financial instruments and risk management	Financial instruments and risk managementCredit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from deposits with banks and outstanding receivables. The
Company trades only with recognized, creditworthy third parties. Due to the Company’s diversified customer base, there is no particular concentration of credit risk related to the Company’s trade and other receivables. Trade and other receivables are monitored on an ongoing basis to ensure timely collection of amounts.

The carrying values of cash and cash equivalents, trade and other receivables, trade and other payables, and ASPP liability approximate fair values due to the short-term nature of these items or being carried at fair value. The risk of material change in fair value is not considered to be significant. The Company does not use derivative financial instruments to manage this risk.

Contingent consideration is classified as a Level 3 financial instrument. The fair value of the contingent consideration was calculated using discounted cash flows. During the three and six months ended June 30, 2023, there were no transfers of amounts between levels in the fair value hierarchy.